FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2021
FOREIGN EXCHANGE
FOREIGN EXCHANGE

14) FOREIGN EXCHANGE

($ thousands)	2021	2020	2019
Realized:
Foreign exchange (gain)/loss	$3,477	$771	$(1,346)
Foreign exchange (gain)/loss on U.S. dollar cash held in parent company	(2,330)	(902)	6,825
Unrealized:
Foreign exchange (gain)/loss on U.S. dollar debt and working capital in parent company	(8,055)	1,363	(21,899)
Foreign exchange (gain)/loss	$(6,908)	$1,232	$(16,420)